SHORT-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	June 30,	December 31,
	2025	2024
Term deposits	$3,033,704	$4,150,487
Redeemable short - term investment certificates (“RSTICs”)	779,515	763,895
	$3,813,219	$4,914,382